Discontinued operations - Balance sheet and cash flow (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS
Goodwill	kr 30,159	kr 5,517	kr 7,598
Other intangible assets	19,604	4,044	5,772
Total intangible assets	49,763	9,561	13,370
Machinery and technical plant	8,102	6,458	11,192
Other tangible assets	1,090	2,234	3,137
Total tangible assets	9,192	8,692	14,329
Financial assets	1,028	794	1,560
Capitalized contract costs	373	380	617
Deferred tax assets	368	1,911	1,766
TOTAL NON-CURRENT ASSETS	60,724	21,338	31,642
CURRENT ASSETS
Inventories	669	689	668
Accounts receivable	2,509	2,224	2,784
Other current receivables	2,413	2,941	3,746
Prepaid expenses and accrued income	1,903	1,561	2,024
Total current receivables	6,825	6,726	8,554
TOTAL ASSETS	82,644	39,724	41,142
NON-CURRENT LIABILITIES
Interest-bearing liabilities	23,238	11,565	8,954
Non-interest-bearing	4,206	998	913
TOTAL NON-CURRENT LIABILITIES	27,444	12,563	9,867
CURRENT LIABILITIES
Interest-bearing	6,763	820	3,388
Non-interest-bearing liabilities	8,088	7,074	9,414
Amounts recognised in other comprehensive income and accumulated in equity relating to assets held for sale attributable to:
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	(187)	(23)
Cash flow statement
Cash flow from operating activities	1,189	1,080	(264)
Cash flow from investing activities	(1,504)	(982)	(2,036)
Cash flow from financing activities	(106)	184	(75)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(421)	282	kr (2,375)
Total equity holders of parent company
Amounts recognised in other comprehensive income and accumulated in equity relating to assets held for sale attributable to:
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	(339)	(23)
Non-controlling interests
Amounts recognised in other comprehensive income and accumulated in equity relating to assets held for sale attributable to:
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	152
Assets and liabilities classified as held for sale
NON-CURRENT ASSETS
Goodwill	1,144	973
Other intangible assets	1,545	1,271
Total intangible assets	2,689	2,244
Machinery and technical plant	5,616	4,129
Other tangible assets	1,741	898
Total tangible assets	7,357	5,027
Financial assets	720	550
Capitalized contract costs	177	191
Deferred tax assets	393
TOTAL NON-CURRENT ASSETS	11,336	8,012
CURRENT ASSETS
Inventories	181	130
Accounts receivable	406	385
Other current receivables	1,533	1,308
Prepaid expenses and accrued income	564	331
Total current receivables	2,503	2,024
TOTAL CURRENT ASSETS	2,684	2,154
TOTAL ASSETS	14,020	10,166
NON-CURRENT LIABILITIES
Interest-bearing liabilities	641	251
Non-interest-bearing	99
TOTAL NON-CURRENT LIABILITIES	740	251
CURRENT LIABILITIES
Interest-bearing	813
Non-interest-bearing liabilities	2,434	1,884
TOTAL CURRENT LIABILITIES	3,247	1,884
Total liabilities	kr 3,987	kr 2,135